Summary of Material Accounting Policies	6 Months Ended
Dec. 31, 2025
Summary of Material Accounting Policies [Abstract]
SUMMARY OF MATERIAL ACCOUNTING POLICIES
2.	SUMMARY OF MATERIAL ACCOUNTING POLICIES

a)	Basis of preparation

The financial report is a general-purpose financial report, which has been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The Company is a for-profit entity for the purpose of preparing the financial statements.

These condensed consolidated financial statements are general purpose financial statements prepared in accordance with the requirements of applicable accounting standards including IAS 34 Interim Financial Reporting, Accounting Interpretations and other authoritative pronouncements in accordance with IFRS.

The financial report does not include full disclosures of the type normally included in an annual financial report. Therefore, it cannot be expected to provide as full an understanding of the financial performance, financial position and cash flows of the Company as in the full financial report. As such, it is recommended that this financial report be read in conjunction with the annual financial report for the year ended 30 June 2025 and any public announcements made by the Company and its subsidiaries during the half-year. The results of operations of unaudited periods are not necessarily indicative of the results to be expected for the entire year, or any other period.

The condensed consolidated financial statements have also been prepared on the accruals basis and historical cost basis.

The condensed consolidated financial statements are for the half years ended 31 December 2025 and 2024 and are presented in United States Dollars (USD), which is the functional currency of the Company.

The accounting policies set out below have been applied consistently to all periods presented in the financial report except where stated.

b)	Going concern

The condensed consolidated financial statements of the Group have been prepared on a going concern basis which contemplates the continuity of normal business activities and the realisation of assets and the settlement of liabilities in the ordinary course of business.

For the half-year ended 31 December 2025, the Group incurred a loss after income tax of $120,375,292 (31 December 2024: $18,936,454 loss), net cash outflows from operating activities of $19,162,904 (31 December 2024: $2,588,886), a working capital surplus (excluding liability that will be settled in CRML shares) of $54,200,457 (30 June 2025: $15,557,835 deficit) and at that date had cash on hand of $80,923,699 (30 June 2025: $7,297,328).

The Group’s ability to continue as a going concern and to continue to fund its planned expanded activities is dependent on raising further capital, funds received from the exercise of warrants, continued support from related party creditors, continued support from nonrelated parties in respect to the payment of overdue amounts and reducing operational costs and spend on exploration.

These conditions indicate a material uncertainty that may cast a significant doubt about the Group’s ability to continue as a going concern and, therefore, that it may be unable to realise its assets and discharge its liabilities in the normal course of business.

The Directors believe that it is reasonably foreseeable that the Group will continue as a going concern and that it is appropriate to adopt the going concern basis in the preparation of the financial report after consideration of the following factors:

◾	The successful completion of the PIPE raising during the period;

◾	The Group continues to seek funding options required to undertake its next phase of exploration activities; and

◾	Ability to defer exploration expenditures.

Should the Group not be able to continue as a going concern, it may be required to realise its assets and discharge its liabilities other than in the ordinary course of business. The financial report does not include any adjustments relating to the recoverability and classification of recorded asset amounts or liabilities that might be necessary should the Group not continue as a going concern.

c)	Application of new and revised accounting standards

Changes in accounting policies on initial application of Accounting Standards

In the half year ended 31 December 2025, the Directors have reviewed all of the new and revised Standards and Interpretations issued by the IASB that are relevant to the Group and effective for the full year reporting periods beginning on or after 1 July 2025. As a result of this review, the Directors have applied all new and amended Standards and Interpretations that were effective as at 1 July 2025 with no material impact on the amounts presented and the disclosures included in the financial report.

New accounting standards and interpretations not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for 31 December 2025 reporting periods and have not been early adopted by the Group. The Group’s assessment of the impact of these new standards and interpretations has not identified any impact.

Title	Summary	Application date of standard	Application date for the Company
Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 Financial Instruments)

The Amendments clarify

◾     the requirements related to the date of recognition and derecognition of financial assets and financial liabilities, with an exception for derecognition of financial liabilities settled via an electronic transfer.

◾     the requirements for assessing contractual cash flow characteristics of financial assets.

◾     characteristics of non-recourse loans and contractually linked instruments.

The Amendments also introduce certain disclosure requirements for financial instruments.

		This standard is not expected to have a material impact on the Company’s financial statements and disclosures	1 January 2026
IFRS 18 Presentation and Disclosure in Financial Statements	This Standard sets out significant new requirements for how financial statements are presented, with particular focus on the statement of profit or loss, including requirements for mandatory sub-totals to be presented, aggregation and disaggregation of information, as well as disclosures related to management-defined performance measures.	This standard is not expected to have a material impact on the Company’s financial statements and disclosures	1 January 2027

There are no other standards that are not yet effective and that would be expected to have a material impact on the Group in the current or future reporting periods and on foreseeable future transactions.

d)	Accounting policies and methods of computation

The condensed consolidated Financial Statements have been prepared in accordance with the accounting policies adopted in the Group’s most recent annual financial statements for the year ended 30 June 2025 with the exception of the inclusion of a new accounting policy in respect to Inventory as set out below. These accounting policies are consistent with International Financial Reporting Standards.

Inventory, net

Inventories are valued at the lower of cost and net realisable value. The net realisable value of inventories is the estimated selling price in the ordinary course of business less estimated costs to sell.

Costs incurred in bringing CRML’s inventory to its present location and condition are accounted for on a weighted average basis.

Inventory classified as non-current represent inventories not expected to be consumed or processed within the next 12 months and relate to ultra-high-grade copper powder.

e)	Significant accounting estimates and assumptions

The preparation of the financial report requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expense. Actual results may differ from these estimates.

In preparing this financial report, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the Company’s financial report for the year ended 30 June 2025 with the inclusion of an additional key estimate regarding the net realisable value of inventory.

Key estimate: net realisable value of inventory

The key assumptions, which require the use of management judgement, are the variables affecting costs recognised in bringing the inventory to its location and condition for sale, estimated costs to sell and the expected selling price. These key assumptions are reviewed at least annually.

Significant Events and Transactions

During the half year ended 31 December 2025, the following significant events and transactions were undertaken.

The Company completed two PIPE transactions, raising aggregate funds of approximately $85 million for the Company.

The Company acquired 40kg of ultra-high-purity copper powder.

The Company recognised listing expenses of $9,500,000 in relation to the settlement of liabilities relating to the listing of the Company (previously disclosed as a contingent liability).

The Company continues to advance funding to the Tanbreez Project and Wolfsberg Project.

The Company received funding of $23.35 million upon the exercise of warrants.

Subsequent to the period end, on March 5, 2026, we announced that we had entered into a deed of settlement with GEM to settle the dispute for an amount of US$40 million to be settled through the issue of equity.